Subsequent Events (Details) (USD $)	3 Months Ended			12 Months Ended				1 Months Ended		1 Months Ended		3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 06, 2013	Apr. 30, 2013 New Term Loan Facility [Member]	Apr. 29, 2013 New Term Loan Facility [Member]	Jan. 31, 2013 Term Loan [Member]	Mar. 31, 2011 Term Loan [Member]	Jun. 30, 2013 Term Loan [Member]	Dec. 31, 2012 Term Loan [Member]	Dec. 31, 2011 Term Loan [Member]	Mar. 31, 2013 Term Loan [Member]	Mar. 31, 2013 Subordinated Debt [Member]	Dec. 31, 2012 Subordinated Debt [Member]	Dec. 31, 2010 Subordinated Debt [Member]	Mar. 08, 2013 Subordinated Debt [Member]	Dec. 21, 2012 Subordinated Debt [Member]	Dec. 31, 2011 Subordinated Debt [Member]	Mar. 10, 2010 Subordinated Debt [Member]	May 31, 2013 Senior secured notes due 2018 [Member]	Mar. 31, 2013 Senior secured notes due 2018 [Member]	Dec. 31, 2012 Senior secured notes due 2018 [Member]	Dec. 31, 2011 Senior secured notes due 2018 [Member]	Apr. 29, 2013 Minimum [Member] LIBOR [Member] New Term Loan Facility [Member]	Apr. 29, 2013 Maximum [Member] LIBOR [Member] New Term Loan Facility [Member]
Subsequent Event [Line Items]
Proceeds from issuance of long-term debt		$ 0	$ 135,700,000	$ 135,700,000	$ 1,175,000,000	$ 500,000,000		$ 1,350,000,000
Term Loan, Repayments										40,000,000	132,000,000		201,000,000
Senior Subordinated Notes, Amount Repurchased																			50,000,000	100,000,000		28,500,000
Premium, percentage of par value																			106.27%	106.27%			108.00%
Gains (Losses) on Extinguishment of Debt		3,900,000	9,400,000	17,200,000	118,900,000	(2,000,000)						10,300,000		3,200,000		3,900,000	7,800,000	(9,200,000)
Debt instrument, repurchase of face amount subject to completion of IPO																							175,000,000
Debt, long-term and short-term				3,766,000,000									1,339,500,000	1,540,500,000	1,299,500,000	571,500,000	621,500,000				721,500,000			500,000,000	500,000,000	500,000,000
Discount, percent of par									99.75%
Variable Interest Rate Margin																											2.25%	2.50%
Reference Interest Rate Floor																											1.00%
Quarterly amortization payment of original principal, Percent									0.25%
Extinguishment of Debt, Fees Paid to Lenders																			3,100,000	6,300,000
Accrued interest paid to lenders																			2,500,000	2,300,000
Write off of Unamortized Deferred Financing Costs				$ (3,000,000)	$ (21,800,000)											$ 800,000	$ 1,500,000
Stockholders' Equity Note, Stock Split, Conversion Ratio	143.0299613
Common Stock, Par Value		$ 0.01		$ 0.01	$ 0.01		$ 0.01